Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Don Young	Compensation Actually Paid to Don Young(1)(2)	Average Summary Compensation Total for Other Named Executives(3)	Average Compensation Actually Paid to Other Named Executive Officers(1)(3)	ASPN Cumulative Total Shareholder Return (“TSR”)	S&P 1500 Specialty Chemicals Index Cumulative TSR	Net Income ($ thousands)	Adjusted EBITDA
2023	$3,626,031	$7,802,535	$1,791,263	$3,414,594	$(5)	$5	$(45,811)	$(22,931)
2022	$2,378,906	$(20,840,392)	$1,406,497	$(606,470)	$52	$7	$(82,738)	$(60,638)
2021	$8,367,611	$30,297,488	$790,094	$4,252,939	$542	$45	$(37,094)	$(25,938)
2020	$2,298,852	$5,328,933	$624,828	$1,895,890	$115	$15	$(21,809)	$(6,367)

(1)	For each year, “Compensation Actually Paid” reflects the Summary Compensation Total (“SCT”) for the relevant named executive officer(s) less the values included in the “Stock Awards” and “Option Awards” columns and adding to this:

●	The fair value at the end of the year of equity compensation granted during the year;

●	The change in fair value as of the vesting date, measured from the prior year-end, of any equity awards granted in prior years that vested during the year (whether positive or negative); and

●	The change in fair value at year-end, measured from the prior year-end, of any equity awards granted in prior years that remained unvested as of the end of the year (whether positive or negative)

As a result, “Compensation Actually Paid” does not reflect the value that was or may actually be realized by the named executive officers.

In calculating the year-over-year change in the value of unvested option awards as well as the change in value to mid-year vesting dates, the options’ Black-Scholes values were calculated at each measurement date using the following inputs:

●	Fair value: based on the closing share price on the measurement date.

●	Expected life: for in-the-money options, the time elapsed since the grant date was deducted from the original expected life assumption. For out-of-the-money options, the expected life was adjusted upward in proportion to the degree to which the options were out-of-the-money relative to their exercise price.

●	Stock price volatility: based on historical volatility for a trailing term to match the updated expected life assumption as of each measurement date.

●	Risk-free rate: based on an interpolated rate for a U.S. Treasury security with a term to match the updated expected life assumption as of each measurement date.

●	Dividend yield: based on the most recent quarterly dividend, annualized, as of each measurement date. The Company does not intend to pay cash dividends on our common stock in the foreseeable future, nor have we paid dividends on our common stock in the past.

(2)	The amounts deducted and added in calculating the “Compensation Actually Paid” for Mr. Young for the most recently completed fiscal year are as follows:

2023
Reported SCT Total Compensation	3,626,031
Equity Award Values Reported in the SCT	(1,746,421)
Year End Fair Value of Equity Awards Granted in the Year	4,871,782
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	1,102,042
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(50,899)
Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	—
Pension Values Reported in the SCT	—
Pension Service Cost Attributable to Year	—
Compensation Actually Paid	7,802,535

(3)	For 2023, other named executive officers include Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker and Gregg R. Landes. For 2022, other named executive officers include John F. Fairbanks, Gregg R. Landes, Ricardo C. Rodriguez, Keith L. Schilling, and Corby C. Whitaker. For 2021, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg R. Landes, and Corby C. Whitaker. For 2020, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg R. Landes, and Corby C. Whitaker.

The amounts deducted and added in calculating the average “Compensation Actually Paid” for these named executive officers for the most recently completed fiscal year are as follows:

2023
Average Reported SCT Total Compensation	1,791,263
Average Equity Award Values Reported in the SCT	(823,206)
Average Year End Fair Value of Equity Awards Granted in the Year	2,300,479
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	152,122
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(6,064)
Average Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	—
Average Pension Values Reported in the SCT	—
Average Pension Service Cost Attributable to Year	—
Average Compensation Actually Paid	3,414,594

(4)	Adjusted EBITDA is net income (loss) before interest expense, taxes, depreciation, amortization, stock-based compensation expense and other items, from time to time, which we do not believe are indicative of our core operating performance, which items are discussed in Management’s Discussion and Analysis of Financial Condition and Results of Operations in the Form 10-K for the applicable fiscal year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)	For 2023, other named executive officers include Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker and Gregg R. Landes. For 2022, other named executive officers include John F. Fairbanks, Gregg R. Landes, Ricardo C. Rodriguez, Keith L. Schilling, and Corby C. Whitaker. For 2021, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg R. Landes, and Corby C. Whitaker. For 2020, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg R. Landes, and Corby C. Whitaker.

PEO Total Compensation Amount	$ 3,626,031	$ 2,378,906	$ 8,367,611	$ 2,298,852
PEO Actually Paid Compensation Amount	$ 7,802,535	(20,840,392)	30,297,488	5,328,933
Adjustment To PEO Compensation, Footnote
(2)	The amounts deducted and added in calculating the “Compensation Actually Paid” for Mr. Young for the most recently completed fiscal year are as follows:
2023
Reported SCT Total Compensation	3,626,031
Equity Award Values Reported in the SCT	(1,746,421)
Year End Fair Value of Equity Awards Granted in the Year	4,871,782
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	1,102,042
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(50,899)
Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	—
Pension Values Reported in the SCT	—
Pension Service Cost Attributable to Year	—
Compensation Actually Paid	7,802,535

Non-PEO NEO Average Total Compensation Amount	$ 1,791,263	1,406,497	790,094	624,828
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,414,594	(606,470)	4,252,939	1,895,890
Adjustment to Non-PEO NEO Compensation Footnote
(3)	For 2023, other named executive officers include Ricardo C. Rodriguez, Virginia H. Johnson, Corby C. Whitaker and Gregg R. Landes. For 2022, other named executive officers include John F. Fairbanks, Gregg R. Landes, Ricardo C. Rodriguez, Keith L. Schilling, and Corby C. Whitaker. For 2021, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg R. Landes, and Corby C. Whitaker. For 2020, other named executive officers include Kelley Conte, John F. Fairbanks, Gregg R. Landes, and Corby C. Whitaker.

The amounts deducted and added in calculating the average “Compensation Actually Paid” for these named executive officers for the most recently completed fiscal year are as follows:

2023
Average Reported SCT Total Compensation	1,791,263
Average Equity Award Values Reported in the SCT	(823,206)
Average Year End Fair Value of Equity Awards Granted in the Year	2,300,479
Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	152,122
Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(6,064)
Average Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year	—
Average Pension Values Reported in the SCT	—
Average Pension Service Cost Attributable to Year	—
Average Compensation Actually Paid	3,414,594

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measure	Description; Link to Company Performance
Adjusted EBITDA	Various measures of EBITDA are widely used by investors to measure a company’s operating performance without regard to items that can vary substantially from company to company depending upon financing and accounting methods, book values of assets, capital structures and the methods by which assets were acquired.

Revenue	In addition to Adjusted EBITDA, revenue is a key driver investors use in the evaluation of our Company’s performance. It is frequently compared to Company projections and examined in relation to annual guidance in order to determine how well the Company is performing relative to expectations.

Share Price	Share price directly impacts the value of compensation as equity awards are derivatives linked to the share price.

Total Shareholder Return Amount	$ (5)	52	542	115
Peer Group Total Shareholder Return Amount	5	7	45	15
Net Income (Loss)	$ (45,811,000)	$ (82,738,000)	$ (37,094,000)	$ (21,809,000)
Company Selected Measure Amount	(22,931)	(60,638)	(25,938)	(6,367)
PEO Name	Mr. Young
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)	Adjusted EBITDA is net income (loss) before interest expense, taxes, depreciation, amortization, stock-based compensation expense and other items, from time to time, which we do not believe are indicative of our core operating performance, which items are discussed in Management’s Discussion and Analysis of Financial Condition and Results of Operations in the Form 10-K for the applicable fiscal year.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Share Price
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,746,421)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,871,782
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,102,042
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,899)
PEO | Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Value And Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(823,206)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,300,479
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,122
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,064)
Non-PEO NEO | Fair Value of Equity Compensation Forfeited in Current Fiscal Year Determined at End of Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Value And Equity Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount